BASIS OF CONSOLIDATION AND INVESTMENTS (Details 6)	12 Months Ended
Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of stakeholders shares	5,485,338,835
Percentage of shareholdings	100.00%
Companhia Sidurgica Nacional [Member]
IfrsStatementLineItems [Line Items]
Number of stakeholders shares	3,785,474,692
Percentage of shareholdings	69.01%
Itochu Corporation [Member]
IfrsStatementLineItems [Line Items]
Number of stakeholders shares	589,304,801
Percentage of shareholdings	10.74%
Japao Brasil Minerio De Ferro Participacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Number of stakeholders shares	507,762,966
Percentage of shareholdings	9.26%
Posco Holding Inc [Member]
IfrsStatementLineItems [Line Items]
Number of stakeholders shares	102,186,675
Percentage of shareholdings	1.86%
China Steel Corporation [Member]
IfrsStatementLineItems [Line Items]
Number of stakeholders shares	22,366,860
Percentage of shareholdings	0.41%
Treasury Share [Member]
IfrsStatementLineItems [Line Items]
Number of stakeholders shares	53,294,297
Percentage of shareholdings	0.97%
Others [member]
IfrsStatementLineItems [Line Items]
Number of stakeholders shares	424,948,544
Percentage of shareholdings	7.75%